Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as calculated under SEC regulations) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with Company performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

PEO = Principal Executive Officer NEO = Named Executive Officer					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for PEO[1]	Compensation Actually Paid (CAP) to PEO[2]	Average SCT Total for Non- PEO NEOs[3]	Average CAP to Non-PEO NEOs[4]	Total Shareholder Return (TSR)[5]	Peer Group TSR[6]	Net Income ($M)[7]	Adjusted Operating Income[8]
2023	$10,583,487	$15,439,806	$2,392,478	$2,962,426	$91.48	$150.04	$187	$463
2022	$8,702,893	$6,339,788	$2,028,865	$1,628,059	$66.62	$127.07	$189	$200
2021	$12,478,106	$8,468,743	$2,420,811	$1,933,079	$64.63	$134.48	$126	$284
2020	$8,332,455	$691,731	$1,782,163	$1,322,337	$76.13	$111.05	$130	$367

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(3)	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Amy Schwetz, Lamar Duhon, Kirk Wilson and Susan Hudson (ii) for 2022 and 2021, Amy Schwetz, Elizabeth Burger, Keith Gillespie, and Tamara Morytko; and (iii) for 2020, Amy Schwetz, Elizabeth Burger, Keith Gillespie, Lanesha Minnix and John Roueche.

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the S&P 500 Industrials Index.
PEO Total Compensation Amount	$ 10,583,487	$ 8,702,893	$ 12,478,106	$ 8,332,455
PEO Actually Paid Compensation Amount	$ 15,439,806	6,339,788	8,468,743	691,731
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the Summary Compensation total compensation to determine the compensation actually paid:

Year	Reported Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Value of Change in Pension(c)	Change in Pension Adjustments(d)	CAP to PEO
2023	$10,583,487	$(6,270,244)	$11,273,271	$(422,246)	$275,538	$15,439,806
2022	$8,702,893	$(5,942,446)	$3,636,080	$(377,658)	$320,919	$6,339,788
(a)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change from Prior Year End to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$8,588,061	$1,966,755	$718,455	$11,273,271
2022*	$5,671,960	$(2,190,990)	$155,110	$3,636,080

* The Company identified a mathematical error in the “compensation actually paid” valuations conducted for 2022, resulting in the overstatement of certain equity values reported for the PEO. The value for performance-based awards was not appropriately adjusted to reflect the change in the probable outcome of performance conditions at year end. The Company has corrected these inadvertent errors in the reconciliations shown here.

(c)	The value shown represents the aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year.
(d)	The change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 2,392,478	2,028,865	2,420,811	1,782,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,962,426	1,628,059	1,933,079	1,322,337
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable non-PEO NEOs as a group (as described in footnote (3), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported SCT Total for non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Value of Change in Pension(c)	Average Change in Pension Adjustments(d)	Average CAP to Non-PEO NEOs
2023	$2,392,478	$(1,044,417)	$1,666,331	$(118,556)	$66,590	$2,962,426
2022	$2,028,865	$(943,024)	$575,528	$(130,776)	$97,466	$1,628,059
(a)	The average reported value of equity awards represents the average total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for non-PEO NEOs.
(b)	The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change from Prior Year End to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2023	$1,424,103	$160,929	$81,299	$1,666,331
2022*	$900,110	$(345,536)	$20,954	$575,528

* The Company identified a mathematical error in the “compensation actually paid” valuations conducted for 2022, resulting in the overstatement of certain equity values reported for each of the NEOs. The Company has corrected these inadvertent errors in the reconciliations shown here.

(c)	The value shown represents the average aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year for non-PEO NEOs.
(d)	The average change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year for non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid, Cumulative TSR and Cumulative TSR of the Peer Group Pay Versus TSR 2020-2023
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income Pay Versus Net Income 2020-2023
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted Operating Income Pay Versus Adjusted OI 2020-2023
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected with an objective to incentivize our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive “compensation actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Relative Total Shareholder Return
•	Adjusted Operating Income
•	Return on Invested Capital
•	Free Cash Flow as a % of Adjusted Net Income

Total Shareholder Return Amount	$ 91.48	66.62	64.63	76.13
Peer Group Total Shareholder Return Amount	150.04	127.07	134.48	111.05
Net Income (Loss) Attributable to Parent	$ 187,000,000	$ 189,000,000	$ 126,000,000	$ 130,000,000
Company Selected Measure Amount	463,000,000	200,000,000	284,000,000	367,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Non-GAAP Measure Description [Text Block]	Represents the Company’s Adjusted Operating Income as used in determining incentive compensation payouts under the Company’s Annual Incentive Plan. For information on how this is calculated from our audited financial statements, see Annex I: Reconciliation of Reported Results to Non-GAAP Financial Results.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow as a % of Adjusted Net Income
P E O Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,270,244)	$ (5,942,446)
P E O Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,273,271	3,636,080
P E O Reported Value Of Change In Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(422,246)	(377,658)
P E O Change In Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	275,538	320,919
P E O Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,588,061	5,671,960
P E O Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,966,755	(2,190,990)
P E O Change From Prior Year End To Vesting Date In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	718,455	155,110
P E O Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,273,271	3,636,080
Non P E O N E O Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,044,417)	(943,024)
Non P E O N E O Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,666,331	575,528
Non P E O N E O Average Reported Value Of Change In Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(118,556)	(130,776)
Non P E O N E O Average Change In Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,590	97,466
Non P E O N E O Average Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,424,103	900,110
Non P E O N E O Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	160,929	(345,536)
Non P E O N E O Change From Prior Year End To Vesting Date In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,299	20,954
Non P E O N E O Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,666,331	$ 575,528